STOCK-BASED COMPENSATION EXPENSE - Stock Option Valuation (Details) - Stock options	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.55%	0.29%	0.29%	1.64%
Expected term (in years)	5 years 5 months 19 days	5 years 9 months 25 days	5 years 7 months 28 days	5 years 8 months 15 days
Expected volatility	36.88%	31.29%	31.29%	31.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.09%	1.63%	1.63%	2.63%
Expected term (in years)	6 years 25 days	6 years 18 days	6 years 3 months 10 days	6 years 3 months 10 days
Expected volatility	51.52%	36.38%	36.85%	31.50%